Financial Assets At Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Financial assets at amortized costs [Line Items]
Disclosure of financial assets at amortized cost

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated )	(Restated )
Unlisted securities
Debt i nvestments	4,556,956	2,862,260	2,842,631

Interest receivable	11,811	26,272	33,733

	4,568,767	2,888,532	2,876,364

Less: Provision for impairment losses	(1,157,683)	(1,130,449)	(1,377,364)

	3,411,084	1,758,083	1,499,000

Expected credit loss rate	25.34%	39.14%	47.89%

(a)
As of December 31, 2022, 2023 and 2024, the principal amount of financial assets at amortized cost amounting to RMB1,400 million, RMB1,347 million and RMB1,344 million were past due, with carrying amounts of RMB259 million, RMB241 million and nil, respectively. An impairment loss of RMB
539
million, an impairment reversal of RMB
18 million and an impairment loss
 of
RMB247
million were recognized for the years ended December 31, 2022, 2023 and 2024 based on the discounted future recoverable amount estimated at the year end, respectively.

Disclosure of carrying amount of financial assets at amortized cost
(b)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2022:

Year ended December 31, 2022	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2022 (Restated)	2,600,784	—	1,081,408	3,682,192
New financial assets originated or purchased	3,505,592	—	—	3,505,592
Transfer	(363,927)	—	363,927	—
—From stage 1 to stage 2	(363,927)	363,927	—	—
—From stage 2 to stage 3	—	(363,927)	363,927	—
Write-offs	—	—	(38,858)	(38,858)
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	(2,580,155)	—	(4)	(2,580,159)

As of December 31, 2022 (Restated)	3,162,294	—	1,406,473	4,568,767

(d)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2023:

Year ended December 31, 2023	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2023 (Restated)	3,162,294	—	1,406,473	4,568,767
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	(1,644,147)	—	(36,088)	(1,680,235)

As of December 31, 2023 (Restated)	1,518,147	—	1,370,385	2,888,532

(f)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2024:

Year ended December 31, 2024	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2024 (Restated)	1,518,147	—	1,370,385	2,888,532
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	(18,369)	—	6,201	(12,168)

As of December 31, 2024	1,499,778	—	1,376,586	2,876,364

Disclosure of movement of ECL allowance of financial assets at amortized cost

(c)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2022:

Year ended December 31, 2022	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2022 (Restated)	10,608	—	646,966	657,574
New financial assets originated or purchased	1,548	—	—	1,548
Transfer	(3,622)	—	236,007	232,385
—From stage 1 to stage 2	(3,622)	3,622	—	—
—From stage 2 to stage 3	—	(63,386)	63,386	—
— Net impact on expected credit loss by stage transfer	—	59,764	172,621	232,385
Write-offs	—	—	(38,858)	(38,858)
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	(5,395)	—	—	(5,395)
Change in parameters of expected credit loss model	7,268	—	303,161	310,429

As of December 31, 2022 (Restated)	10,407	—	1,147,276	1,157,683

(e)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2023:

Year ended December 31, 2023	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2023 (Restated)	10,407	—	1,147,276	1,157,683
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	(27,179)	—	(53,097)	(80,276)
Change in parameters of expected credit loss model	17,784	—	35,258	53,042

As of December 31, 2023 (Restated)	1,012	—	1,129,437	1,130,449

(g)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2024:

Year ended December 31, 2024	Stage 1	Stage 2	Stage 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2024 (Restated)	1,012	—	1,129,437	1,130,449
Change in parameters of expected credit loss model	(234)	—	247,149	246,915

As of December 31, 2024	778	—	1,376,586	1,377,364